Construction In Process	12 Months Ended
Mar. 31, 2021
Construction In Progress [Abstract]
CONSTRUCTION IN PROCESS

NOTE 10 – CONSTRUCTION IN PROCESS

Construction in process consist of the following as of March 31, 2021 and 2020:

	March 31, 2021	March 31, 2020
Factory	$175,614	$148,372
Retail outlet	180,000	180,000
	$355,614	$328,372